NOTE 10. SUBSEQUENT EVENTS (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
NOTE 10. SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) the Company has analyzed its operations subsequent to December 31, 2012 through to date this report was issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.